POST RETIREMENT BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of obligations and funded status

Obligations and Funded Status
	Post-Retirement Benefits
	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$4,572	$1,825
Service cost	91	24
Interest cost	351	139
Plan participants’ contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	$7,421	$4,572
Change in plan assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	209	365
Plan participants’ contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year	$-	$-
Funded status	$(7,421)	$(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$(4,501)	$(4,267)

	Post-Retirement Benefits
	2012	2011
Current liabilities	$266	$241
Noncurrent liabilities	$4,235	$4,026
Total	$4,501	$4,267

Schedule of amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost
	Post-Retirement Benefits
	2012	2011
Unrecognized net actuarial (gain) loss	$2,920	$305
Unrecognized prior service cost	-	-
Total (before tax effects)	$2,920	$305

Schedule of reconciliation of other comprehensive income

	Post-Retirement Benefits
	2012	2011

Other comprehensive income at beginning of year	$305	$(2,849)
Amortization of net gain (loss) included in net periodic benefit cost	-	205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$2,920	$305

Schedule of components of net periodic benefit
	Post-Retirement Benefits
Components of net periodic benefit cost	2012	2011
Service cost	$91	$24
Interest cost	351	139
Recognized net actuarial (gain) loss	-	(205)
Net periodic benefit cost (income)	$442	$(42)

Schedule of other changes in benefit obligations recognized in other comprehensive income

	Post-Retirement Benefits
	2012	2011
Net actuarial (gain) loss	$2,615	$2,950
Recognized net actuarial gain (loss)	-	205
Total recognized in other comprehensive income (before tax effects)	$2,615	$3,155

Schedule of weighted-average assumption used to determine benefit obligation

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2012	2011
Discount Rate	4%	8%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2012	2011
Discount Rate	8%	8%
Corridor	10%	10%
Rate of compensation increase	NA	NA

Schedule of benefit payments, which reflect expected future service
Company
Year	Benefits
2013	$266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
$3,328

Schedule of health care cost trend

	2012	2011
Health care cost trend rate assumed for next year	7.5-11%	7.5-11%
Rate to which the cost trend rate is assumed
to decline (the ultimate trend rate)	5%	5%
Year that the rate reaches the ultimate trend rate	2018	2018

Schedule of one percentage - point change in assumed health care cost trend
	1-Percentage-	1-Percentage-
	Point Increase	Point Decrease
Effect on total of service and interest cost	$89	$(69)
Effect on postretirement benefit obligation	1,258	(1,007)